Note L - Commitments and Contingent Liabilities - Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Standby Letters of Credit [Member]
Other commitment	$ 3,957	$ 4,325
Fixed Rate Commitments [Member]
Other commitment	660	121
Variable Rate Commitments [Member]
Other commitment	$ 70,561	$ 66,580